LVIP American Growth Allocation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–6.00%
✧American Funds®– Capital Income Builder	694,703	$51,199,625
		51,199,625
Equity Funds–46.31%
✧American Funds®-
American Mutual Fund	2,103,471	124,756,856
Growth Fund of America	1,701,783	132,534,867
Investment Company of America	2,267,898	137,910,902
		395,202,625
Fixed Income Funds–26.40%
✧American Funds®-
Bond Fund of America	15,665,077	182,184,848
High-Income Trust	2,546,228	25,182,191
Inflation Linked Bond Fund	1,864,522	17,973,994
		225,341,033
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.57%
✧American Funds®– Smallcap World Fund	413,344	$30,488,217
		30,488,217
International Equity Funds–17.77%
✧American Funds®-
EuroPacific Growth Fund	2,145,938	129,528,798
New World Fund	258,465	22,163,381
		151,692,179
Total Investment Companies (Cost $749,977,214)		853,923,679

TOTAL INVESTMENTS–100.05% (Cost $749,977,214)	853,923,679
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(431,834)
NET ASSETS APPLICABLE TO 71,993,435 SHARES OUTSTANDING–100.00%	$853,491,845

✧Class R-6 shares.
LVIP American Growth Allocation Fund–1